The Saratoga Advantage Trust

Supplement dated November 23, 2007 to the Class I Shares Prospectus

Dated January 31, 2007, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO” under the heading “THE ADVISER” located on page 14 of the Prospectus. The first paragraph under this section is deleted in its entirety and replaced with the following:

The Large Capitalization Value Portfolio is advised by Oppenheimer Capital. The Portfolio is managed by a management team consisting of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Colin Glinsman, Managing Director and Chief Investment Officer of Oppenheimer Capital’s Value/Core equity platform. Mr. Glinsman joined Oppenheimer Capital in 1989.  He holds a BA in Economics from Yale University and an MS in Accounting from New York University.

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO” under the heading “THE ADVISER” located on page 49 of the Prospectus. The first paragraph under this section is deleted in its entirety and replaced with the following:

The Financial Services Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”).  Stock selection for the Portfolio is made by a team led by Thomas M. Finucane and Kathleen M. Bochman, CFA, co-portfolio managers, who are jointly responsible for the day-to-day management of the Portfolio.  Mr. Finucane joined Loomis Sayles in 2006 and is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles.  Prior to joining Loomis Sayles, Mr. Finucane was a Vice President and portfolio manager (from 1996 to 2002 and from 2004 until 2006) at John Hancock Funds.  Mr. Finucane also served as a Senior Vice President and equity analyst at State Street Research and Management from 2002 until 2004.  Ms. Bochman joined Loomis Sayles in 2006 and is a financial services sector analyst/portfolio manager.  Prior to joining Loomis Sayles, Ms. Bochman was a senior credit analyst covering financial services at Gimme Credit, LLC from 2004 to 2006.  Ms. Bochman also served as a senior credit analyst at Wellington Management Company, LLP from 2001 to 2004.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 23, 2007 to the Class A Shares Prospectus

Dated January 31, 2007, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO” under the heading “THE ADVISER” located on page 14 of the Prospectus. The first paragraph under this section is deleted in its entirety and replaced with the following:

The Large Capitalization Value Portfolio is advised by Oppenheimer Capital. The Portfolio is managed by a management team consisting of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Colin Glinsman, Managing Director and Chief Investment Officer of Oppenheimer Capital’s Value/Core equity platform. Mr. Glinsman joined Oppenheimer Capital in 1989.  He holds a BA in Economics from Yale University and an MS in Accounting from New York University.

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO” under the heading “THE ADVISER” located on page 49 of the Prospectus. The first paragraph under this section is deleted in its entirety and replaced with the following:

The Financial Services Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”).  Stock selection for the Portfolio is made by a team led by Thomas M. Finucane and Kathleen M. Bochman, CFA, co-portfolio managers, who are jointly responsible for the day-to-day management of the Portfolio.  Mr. Finucane joined Loomis Sayles in 2006 and is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles.  Prior to joining Loomis Sayles, Mr. Finucane was a Vice President and portfolio manager (from 1996 to 2002 and from 2004 until 2006) at John Hancock Funds.  Mr. Finucane also served as a Senior Vice President and equity analyst at State Street Research and Management from 2002 until 2004.  Ms. Bochman joined Loomis Sayles in 2006 and is a financial services sector analyst/portfolio manager.  Prior to joining Loomis Sayles, Ms. Bochman was a senior credit analyst covering financial services at Gimme Credit, LLC from 2004 to 2006.  Ms. Bochman also served as a senior credit analyst at Wellington Management Company, LLP from 2001 to 2004.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 23, 2007 to the Class B Shares Prospectus

Dated January 31, 2007, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO” under the heading “THE ADVISER” located on page 12 of the Prospectus. The first paragraph under this section is deleted in its entirety and replaced with the following:

The Large Capitalization Value Portfolio is advised by Oppenheimer Capital. The Portfolio is managed by a management team consisting of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Colin Glinsman, Managing Director and Chief Investment Officer of Oppenheimer Capital’s Value/Core equity platform. Mr. Glinsman joined Oppenheimer Capital in 1989.  He holds a BA in Economics from Yale University and an MS in Accounting from New York University.

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO” under the heading “THE ADVISER” located on page 47 of the Prospectus. The first paragraph under this section is deleted in its entirety and replaced with the following:

The Financial Services Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”).  Stock selection for the Portfolio is made by a team led by Thomas M. Finucane and Kathleen M. Bochman, CFA, co-portfolio managers, who are jointly responsible for the day-to-day management of the Portfolio.  Mr. Finucane joined Loomis Sayles in 2006 and is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles.  Prior to joining Loomis Sayles, Mr. Finucane was a Vice President and portfolio manager (from 1996 to 2002 and from 2004 until 2006) at John Hancock Funds.  Mr. Finucane also served as a Senior Vice President and equity analyst at State Street Research and Management from 2002 until 2004.  Ms. Bochman joined Loomis Sayles in 2006 and is a financial services sector analyst/portfolio manager.  Prior to joining Loomis Sayles, Ms. Bochman was a senior credit analyst covering financial services at Gimme Credit, LLC from 2004 to 2006.  Ms. Bochman also served as a senior credit analyst at Wellington Management Company, LLP from 2001 to 2004.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 23, 2007 to the Class C Shares Prospectus

 Dated January 31, 2007, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “LARGE CAPITALIZATION VALUE PORTFOLIO” under the heading “THE ADVISER” located on page 12 of the Prospectus. The first paragraph under this section is deleted in its entirety and replaced with the following:

The Large Capitalization Value Portfolio is advised by Oppenheimer Capital. The Portfolio is managed by a management team consisting of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Colin Glinsman, Managing Director and Chief Investment Officer of Oppenheimer Capital’s Value/Core equity platform. Mr. Glinsman joined Oppenheimer Capital in 1989.  He holds a BA in Economics from Yale University and an MS in Accounting from New York University.

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO” under the heading “THE ADVISER” located on page 48 of the Prospectus. The first paragraph under this section is deleted in its entirety and replaced with the following:

The Financial Services Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”).  Stock selection for the Portfolio is made by a team led by Thomas M. Finucane and Kathleen M. Bochman, CFA, co-portfolio managers, who are jointly responsible for the day-to-day management of the Portfolio.  Mr. Finucane joined Loomis Sayles in 2006 and is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles.  Prior to joining Loomis Sayles, Mr. Finucane was a Vice President and portfolio manager (from 1996 to 2002 and from 2004 until 2006) at John Hancock Funds.  Mr. Finucane also served as a Senior Vice President and equity analyst at State Street Research and Management from 2002 until 2004.  Ms. Bochman joined Loomis Sayles in 2006 and is a financial services sector analyst/portfolio manager.  Prior to joining Loomis Sayles, Ms. Bochman was a senior credit analyst covering financial services at Gimme Credit, LLC from 2004 to 2006.  Ms. Bochman also served as a senior credit analyst at Wellington Management Company, LLP from 2001 to 2004.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 23, 2007 to the Statement of Additional Information

Dated January 31, 2007, of the Saratoga Advantage Trust (the “SAI”)

Reference is made to the section entitled “PORTFOLIO MANAGERS” – subsections:

“Other Accounts Managed” beginning on page 40 of the SAI.   The information contained in the table pertaining to Giri Bogavelli and Thomas F. Davis is deleted in its entirety and replaced with the following information, which is provided as of September 30, 2007 and August 31, 2007, respectively.

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)*	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Colin Glinsman Oppenheimer Capital LLC	Large Capitalization Value Portfolio	6	$7,841	1	$21	22	$2,467	$10,329
Kathleen M. Bochman Loomis Sayles	Financial Services Portfolio	1	$3.0	0	0	5	$387,037	$3.4

“Conflicts of Interest” beginning on page 43 of the SAI. Reference to Mr. Davis in the first sentence of Paragraph 5 of this subsection is deleted and replaced by that to Ms. Bochman.

“Compensation” beginning on page 45 of the SAI.  Reference to Mr. Bogavelli in the first sentence of Paragraph 2 of this subsection is deleted and replaced by that to Mr. Glinsman.  Reference to Mr. Davis in the first sentence of Paragraph 5 of this subsection is deleted and replaced by that to Ms. Bochman.

 “Ownership of Securities – August 31, 2006” on page 48 of the SAI.  The information contained in the table pertaining to Giri Bogavelli and Thomas F. Davis is deleted in its entirety and replaced with the following information as of September 30, 2007and August 31, 2007, respectively:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Colin Glinsman	Large Capitalization Value Portfolio	None
Kathleen M. Bochman	Financial Services Portfolio	None

Please retain this supplement for future reference.